CONDENSED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	9 Months Ended		10 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Cash Flows from Operating Activities
Net income (loss)	$ (1,020,930)	$ 9,626,072	$ (2,633,699)	$ 9,759,713
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Gain on marketable securities, dividends and interest, held in Trust Account	(4,711,256)	(1,121,345)	(20,844)	(2,395,202)
Transaction costs allocated to derivative warrant liability			396,497
Formation costs funded by note payable through Sponsor	87,810	(6,499)	22,347
Gain on settlement of underwriting fees		(202,458)		(202,458)
Change in fair value of derivative liabilities	387,600	(10,404,000)	1,978,800	(11,625,960)
Formation costs paid in exchange for issuance of ordinary shares		(202,458)	20,421
Changes in operating assets and liabilities:
Prepaid and other assets	271,966	286,722	(702,920)	390,272
Accounts payable	5,675,205	28,540	2,810	673,842
Accrued expenses	(656,672)	1,383,234	97,074	2,953,176
Net cash used by operating activities	33,723	(409,734)	(839,514)	(446,617)
Cash Flows from Investing Activities
Redemption of Class A ordinary shares	189,434,603
Investment of cash into Trust Account			(232,300,000)
Net cash used in investing activities	189,434,603		(232,300,000)
Cash Flows from Financing Activities
Redemption of Class A ordinary shares	(189,434,603)
Proceeds from promissory note payable - related party	270,000		65,000
Repayment of promissory note payable - related party			(5,000)	(8,461)
Proceeds from sale of Class A ordinary shares, gross			230,000,000
Proceeds from sale of Private Placement Warrants			8,900,000
Offering costs paid	(343,437)		(5,317,282)
Net cash (used) provided by financing activities	(189,508,040)		233,642,718	(8,461)
Net decrease (increase) in cash	(39,714)	(409,734)	503,204	(455,078)
Cash - beginning of period	48,126	503,204		503,204
Cash - end of period	8,412	93,470	503,204	48,126
Supplemental disclosure of noncash investing and financing activities:
Remeasurement of Class A shares to redemption value	4,711,256	1,042,189	29,918,902	2,316,046
Deferred underwriting fees payable		(7,847,542)	8,050,000
Offering costs paid through promissory note - related party		$ 201,962	126,114
Initial Class A shares subject to possible redemption			202,381,098
Offering costs included in accrued expenses			83,237
Offering costs paid through prepaid legal expense funded by sponsor			4,579
Offering costs on Founder Shares offered to Anchor Investors			8,306,250
Deferred legal fees			343,437
Initial derivative warrant liabilities			10,261,200
Gain on settlement of underwriting fees				$ (7,847,542)